Equity (Schedule of Stock Options Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum		2.90%	1.80%
Risk-free interest rate, Maximum		3.10%	2.20%
Expected share price volatility, Minimum		52.00%	52.60%
Expected share price volatility, Maximum		52.20%	54.00%
Dividend yield
Weighted average grant date fair value		$ 11.49	$ 11.10
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)		5 years 3 months 18 days	5 years 1 month 6 days
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)		5 years 6 months	6 years